Lease commitments (Tables)	12 Months Ended
Mar. 31, 2018
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2017	2018
Class of property
Building	18,775	17,934
Machinery and equipment	29,630	31,217
Less - Accumulated depreciation	(28,703)	(30,853)

	19,702	18,298

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2018 are as follows:

Years ending March 31,	Yen in millions
2019	6,645
2020	3,892
2021	2,276
2022	1,921
2023	1,801
Thereafter	8,933

Total minimum lease payments	25,468
Less - Amount representing interest	(4,842)

Present value of net minimum lease payments	20,626
Less - Current obligations	(5,796)

Long-term capital lease obligations	14,830

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2018 are as follows:

Years ending March 31,	Yen in millions
2019	14,296
2020	11,375
2021	9,422
2022	8,403
2023	7,247
Thereafter	26,106

Total minimum future rentals	76,849